EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended December 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	46.10%
From	01-Dec-16	15-Dec-16	17-Jan-17	Floating Allocation Percentage at Month-End	79.29%
To	31-Dec-16	17-Jan-17
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	1,975,318,000.00
			Distributions to Investors
Required Participation Amount	$1,975,318,000.00		A1 Days	33
Excess Receivables	$578,685,433.89		A1 LIBOR	0.703890%
			A1 Applicable Margin	0.640000%
Total Collateral	2,554,003,433.89			1.343890%

Collateral as Percent of Notes	159.63%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	1,047,114.29	1.05
			Principal A1	-	-
	NMOTR
	Total Pool				1.05
Beginning Gross Principal Pool Balance	$6,030,382,629.26					1.44%
Total Principal Collections	$(2,150,897,879.44)			Actual	Per $1000
Investment in New Receivables	$2,307,736,463.15		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(29,372,499.98)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	2,009,614.29
New Series Issued During Collection Period	$0.00		Servicing Fee	1,646,098.33
Less Net CMA Offset	$(614,219,672.48)		Excess Cash Flow	1,180,101.92
Less Servicing Adjustment	$(3,815,897.49)
Ending Balance	$5,539,813,143.02

SAP for Next Period	46.10%		Reserve Account

Average Receivable Balance	$5,464,218,890.81		Required Balance	$8,000,000.00
Monthly Payment Rate	39.36%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$13,228,483.79			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.83%
Recoveries on Receivables Written Off	0.00
Total Available	$13,228,483.79		Pass / Fail	PASS